Equipment Note Payable	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Equipment Note Payable
NOTE 10 – EQUIPMENT NOTE PAYABLE
During 2019, the Company entered into a $30.0 million note payable, secured by equipment, with a financial institution. The note required monthly payments of $0.58 million beginning January 1, 2020 and interest accruing at 5.99% per annum. The note matures December 2024.
In 2020, the Company entered into two additional equipment notes payable of $2.1 million and $0.9 million, respectively. The notes require quarterly payments of $0.1 million and $80 thousand beginning July 1, 2020 and January 1, 2021, respectively, and interest accruing at 6.1% and 4.69% per annum, respectively. The notes mature on April 2023 and October 2023, respectively.
The principal balance outstanding for the three notes payable was $26.5 million as of December 31, 2020. Annual principal maturities of the equipment notes payable are as follows as of December 31, 2020 (in thousands):

Year ending December 31,	Amounts
2021	$6,299
2022	6,673
2023	6,851
2024	6,705
2025 and thereafter	—

Total	$26,528